Expense Example {- Fidelity Managed Retirement 2025 Fund} - 07.31 Fidelity Managed Retirement Funds K6 Combo PRO-07 - Fidelity Managed Retirement 2025 Fund - Class K6	Sep. 29, 2022 USD ($)
Expense Example:
1 year	$ 29
3 years	90
5 years	157
10 years	$ 356